Accounts Receivable, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note 4. Accounts Receivable, net

The table below presents the opening and closing balances of accounts receivable, on a gross and net basis, with the total change in expected credit losses.

($ in thousands)	Accounts Receivable, Gross	Expected Credit Losses	Accounts Receivable, Net
December 31, 2024	$112	$—	$112
Change in accounts receivable, net	1	(3)	(2)
March 31, 2025	$113	$(3)	$110

Note 4. Trade Accounts Receivable

The table below presents the opening and closing balances of accounts receivable, on a gross and net basis, with the total change in expected credit losses.

($ in thousands)	Accounts Receivable, Gross	Expected Credit Losses	Accounts Receivable, Net
December 31, 2023	$—	$—	$—
Increase in trade account receivable, gross	112	—	—
December 31, 2024	$112	$—	$—